Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [Abstract]
Earnings per share
	For the Years Ended December 31,
in CHF thousands except for share and per share data	2018	2017	2016
Net income / (loss) attributable to owners of the Company	(50,951)	(26,411)	(7,096)
Earnings per share (EPS):
Basic and diluted, income / (loss) for the period attributable to equity holders	(0.82)	(0.46)	(0.14)
Weighted-average number of shares used to compute EPS basic and diluted	61,838,228	57,084,295	50,096,859

Antidilutive securities
Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of December 31,
	2018	2017	2016
Share options issued and outstanding (in-the-money)	1,472,589	1,341,042	1,687,900
Restricted share awards subject to future vesting	109,041	122,014	—
Total	1,581,630	1,463,056	1,687,900